General Information (Details) $ / shares in Units, € in Millions, shares in Millions, $ in Millions			12 Months Ended
	Jun. 17, 2024 USD ($)	Jun. 17, 2024 EUR (€)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 EUR (€) shares
General Information [Line Items]
Equity interest percentage	100.00%	100.00%
Purchase price			$ 67.3	€ 53.2
Ordinary shares, par value | $ / shares			$ 0.0001
Service expense | $			$ 65.4
Aggregate ordinary shares			10	10
Net present value | $			$ 2,000.0
Bulawayo Mining Company Limited (“BMC”) [Member]
General Information [Line Items]
Cash consideration	$ 67.3	€ 53.2
Mazowe Mine Bankable Feasibility Study [Member]
General Information [Line Items]
Aggregate ordinary shares			1	1
Mazowe Mine Commercial Production Milestone [Member]
General Information [Line Items]
Aggregate ordinary shares			4	4
Redwing Mine BFS Milestone [Member]
General Information [Line Items]
Aggregate ordinary shares			1	1
Redwing Mine Commercial Production Milestone [Member]
General Information [Line Items]
Aggregate ordinary shares			4	4
Democratic Republic [Member]
General Information [Line Items]
Net present value | $			$ 1,000.0
Excise duty [Member]
General Information [Line Items]
Excise tax liability | $			3.6
Excise tax | $			$ 3.6
Ordinary Shares [Member]
General Information [Line Items]
Number of shares obligated to issue			30	30